Certnys

1-36691

NYSE

17010157

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

Received SEC

MAR 30 2017

Washington, DC 20549

March 30, 2017

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration shares of €1,000,000,000 0.800% Senior Notes Due 2022 of The Priceline Group Inc. under the Exchange Act of 1934.

Sincerely,

Silvio Conte